                           SCHWAB TAX-FREE BOND FUNDS

                          SUPPLEMENT DATED MAY 7, 2007
                       TO THE NOVEMBER 15, 2006 PROSPECTUS

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The prospectus is hereby amended and supplemented to reflect recent changes to the Schwab Tax-Free Bond Funds as follows:

SCHWAB TAX-FREE YIELDPLUS FUND

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

  CHANGE IN MINIMUM INITIAL INVESTMENT

Effective May 7, 2007, the minimum initial investment for the Investor Shares of each fund shall be $100.

  EXPENSE WAIVER

Effective May 7, 2007, Schwab and the investment adviser have agreed to waive fees or reimburse expenses to limit the net operating expenses of the Investor Shares of each fund to 0.49% through August 5, 2007, which is the date prior to the combination of each fund's share classes (see below). Accordingly, each fund's fee table for Investor Shares is deleted and replaced with the following:

                                                                     (continued)


                                                           (CHARLES SCHWAB LOGO)

SCHWAB TAX-FREE YIELDPLUS FUND TM

                                       INVESTOR
FEE TABLE (%)                           SHARES
-------------                           ------
SHAREHOLDER FEES                         None
ANNUAL OPERATING EXPENSES
(% of average net assets)
Management fees                          0.35
Distribution (12b-1) fees                None
Other expenses                           0.33
Total annual operating expenses          0.68
Less expense reduction                  (0.19)
NET OPERATING EXPENSES*                  0.49

* Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes, and certain non-routine expenses) of the Investor Shares to 0.49% through August 5, 2007.

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND TM

                                       INVESTOR
FEE TABLE (%)                           SHARES
-------------                           ------
SHAREHOLDER FEES                         None
ANNUAL OPERATING EXPENSES
(% of average net assets)
Management fees                          0.33
Distribution (12b-1) fees                None
Other expenses                           0.28
Total annual operating expenses          0.61
Less expense reduction                  (0.12)
NET OPERATING EXPENSES*                  0.49

* Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes, and certain non-routine expenses) of the Investor Shares to 0.49% through August 5, 2007.

  COMBINATION OF SHARE CLASSES

Effective August 6, 2007, the Investor Shares Class and Select Share Class of each Fund will be combined into a single class of shares and each Fund will no longer offer separate share classes. The initial investment minimum for each fund will be $100, and there will be no minimum account balance. In addition, Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes, and certain non-routine expenses) of each Fund to 0.49% for so long as the investment adviser serves as the adviser to the Funds. This agreement may only be amended or terminated with the approval of the Funds' Board of Trustees. Accordingly, effective August 6, 2007, each Fund's fee tables for the Investor and Select Share Classes will be deleted and replaced with the following fee table for the fund's single class of shares:

SCHWAB TAX-FREE YIELDPLUS FUND TM

FEE TABLE (%)
-------------
SHAREHOLDER FEES                        None
ANNUAL OPERATING EXPENSES
(% of average net assets)
Management fees                         0.35
Distribution (12b-1) fees               None
Other expenses                          0.18
Total annual operating expenses         0.53
Less expense reduction                 (0.04)
NET OPERATING EXPENSES*                 0.49

* Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes, and certain non-routine expenses) of the fund to 0.49% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND TM

FEE TABLE (%)
-------------
SHAREHOLDER FEES                        None
ANNUAL OPERATING EXPENSES
(% of average net assets)
Management fees                         0.33
Distribution (12b-1) fees               None
Other expenses                          0.13
TOTAL ANNUAL OPERATING EXPENSES*        0.46

* Schwab and the investment adviser have agreed to limit the net operating expenses (excluding interest, taxes, and certain non-routine expenses) of the fund to 0.49% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

SCHWAB LONG-TERM TAX-FREE BOND FUND

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

  CHANGE IN MINIMUM INITIAL INVESTMENT

Effective May 7, 2007, the minimum initial investment for each fund shall be $100.

  EXPENSE WAIVER

Effective May 7, 2007, Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes, and certain non-routine expenses) of each fund to 0.49% for so long as the investment adviser serves as the adviser to the funds. This agreement may only be amended or terminated with the approval of the funds' Board of Trustees. Accordingly, each fund's fee table is deleted and replaced with the following:

SCHWAB LONG-TERM TAX-FREE BOND FUND

FEE TABLE (%)
-------------
SHAREHOLDER FEES                        None
ANNUAL OPERATING EXPENSES
(% of average net assets)
Management fees                         0.30
Distribution (12b-1) fees               None
Other expenses                          0.39
Total annual operating expenses         0.69
Less expense reduction                 (0.20)
NET OPERATING EXPENSES*                 0.49

* Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes, and certain non-routine expenses) of the fund to 0.49% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

SCHWAB CALIFORNIA LONG-TERM TAX-FREE
BOND FUND TM

FEE TABLE (%)
-------------
SHAREHOLDER FEES                        None
ANNUAL OPERATING EXPENSES
(% of average net assets)
Management fees                         0.30
Distribution (12b-1) fees               None
Other expenses                          0.30
Total annual operating expenses         0.60
Less expense reduction                 (0.11)
NET OPERATING EXPENSES*                 0.49

* Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes, and certain non-routine expenses) of the fund to 0.49% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

  CHANGE IN INVESTMENT STRATEGY AND NAME CHANGE

Each of the Schwab Long-Term Tax-Free Bond Fund and the Schwab California Long-Term Tax-Free Bond Fund currently is categorized as a "long-term" bond fund and has a policy to maintain an average maturity in its portfolio of at least ten years.

Effective on August 6, 2007, the Schwab Long-Term Tax-Free Bond Fund and the Schwab California Long-Term Tax-Free Bond Fund will change their categorization from "long-term" to "intermediate-term" and each will adopt a policy to maintain an average maturity in its portfolio of between three years and ten years. In addition, the Schwab Long-Term Tax-Free Bond Fund and the Schwab California Long-Term Tax-Free Bond Fund will change their names to the Schwab Tax-Free Bond Fund and the Schwab California Tax-Free Bond Fund, respectively.

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

  CHANGE IN MINIMUM INITIAL INVESTMENT

Effective May 7, 2007, the minimum initial investment for each fund shall be $100.

  FUND LIQUIDATION

Effective on or about August 6, 2007, each of the Schwab Short/Intermediate Tax-Free Bond Fund and the Schwab California Short/Intermediate Tax-Free Bond Fund will cease operations and liquidate. In anticipation of the liquidation, all or substantially all of the funds' assets may be invested in short-term investments (including taxable investments). Accordingly, the funds' yields may decrease from their current levels and the funds may not be able to achieve their investment objectives. The funds will not accept orders to purchase shares after May 31, 2007.

  EXPENSE WAIVER

Effective May 7, 2007, Schwab and the investment adviser have agreed to waive fees or reimburse expenses to limit the net operating expenses of each fund to 0.00%.

                PLEASE RETAIN THIS DOCUMENT FOR FUTURE REFERENCE.


                                                                     (continued)